Aug. 31, 2022
ESG Diversified Growth Portfolio
ESG Diversified Growth Portfolio

SUPPLEMENT DATED SEPTEMBER 1, 2022

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2022

FOR CLASS D, CLASS I AND CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2022 for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective on or about September 7, 2022. This supplement applies to the ESG Diversified Portfolio and ESG Diversified Growth Portfolio only. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

ESG Diversified Growth Portfolio – In the Principal Investment Strategies subsection, the bullets in the first paragraph will be deleted and replaced with the following.

●	BlackRock Advisors, LLC;
●	Calvert Research and Management;
●	Fidelity Management & Research Company LLC (sub-advised by Geode Capital Management, LLC);
●	J.P. Morgan Investment Management Inc.;
●	Pacific Investment Management Company LLC; and
●	Pacific Life Fund Advisors LLC (sub-advised by Pacific Asset Management LLC) (“PLFA”).

In addition, the fifth paragraph will be deleted, and the following paragraph will be added after the second paragraph:

The ESG Underlying Fund managed by BlackRock Advisors, LLC (“BlackRock”) (the “BlackRock Fund”) seeks to provide long-term capital appreciation while seeking to maintain certain ESG characteristics, climate risk exposure and climate opportunities relative to the fund’s benchmark. Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that have similar economic characteristics to such securities. Specifically, the BlackRock Fund seeks to invest in a portfolio of equity securities that, in BlackRock’s view, (i) has an aggregate ESG assessment that is better than the aggregate ESG assessment of its benchmark index, (ii) has an aggregate carbon emissions assessment that is lower than that of its benchmark index, and (iii) in the aggregate, identifies issuers that BlackRock believes are better positioned to capture climate opportunities relative to the issuers in its benchmark index. BlackRock seeks to utilize exclusionary screens in determining the investment universe and to incorporate investment insights related to ESG characteristics in the portfolio construction process. To determine the BlackRock Fund’s investable universe, BlackRock will first seek to screen out certain issuers based on ESG criteria determined by BlackRock. Such screening criteria principally includes: (i) issuers engaged in the production of controversial weapons; (ii) issuers engaged in the production of civilian firearms; (iii) issuers engaged in the production of tobacco-related products; (iv) issuers that derive certain revenue from thermal coal generation, unless such issuers either (a) have made certain commitments to reduce climate impact or (b) derive revenue from alternative energy sources, and issuers that derive more than five percent of revenue from thermal coal mining; and (v) issuers that derive more than five percent of revenue from oil sands extraction. This screening criteria is subject to change over time at BlackRock’s discretion. The BlackRock Fund’s investment process is driven with systematic and quantitative implementation based on an issuer’s expected returns, which include measurable

ESG characteristics, risk, and transaction costs, as determined by BlackRock’s proprietary research. BlackRock then constructs and rebalances the portfolio’s weightings by integrating its investment insights with the model-based optimization process. Certain of the investment insights relate to ESG characteristics in BlackRock defined categories, including, but not limited to, (i) superior growth characteristics of issuers, (ii) risk mitigation characteristics of issuers, (iii) themes related to social matters and (iv) economic transition, which includes, but is not limited to, environmental considerations. Examples of such ESG characteristics include management quality, governance, controversies at issuers, public health analytics and an issuer’s innovation-oriented research and development. BlackRock determines which ESG characteristics to include in the model and what changes are made in the model over time. ESG-related characteristics are not the sole considerations in the portfolio construction process and BlackRock’s evaluation of ESG characteristics may change over time.

Also, the first sentence of the ninth paragraph will be deleted and replaced with the following:

BlackRock, Calvert Research and Management, Fidelity Management & Research Company LLC, Geode Capital Management, LLC, J.P. Morgan and PIMCO are not affiliated with the Trust, the Fund or the Fund’s investment adviser.